Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash	$ 13,735	$ 950,537
Prepaid expenses	97,122	113,562
Due from related party	30,000
Total Current Assets	140,857	1,064,099
Security deposit	329	329
Investment held in trust account	350,119,600	350,219,336
TOTAL ASSETS	350,260,786	351,283,764
Current liabilities
Accrued expenses	270,889	239,531
Income taxes payable	11,509	11,509
Total Current Liabilities	282,398	251,040
Derivative warrant liabilities	36,124,180	66,126,490
Deferred underwriting fee payable	13,150,000	13,150,000
Total Liabilities	49,556,578	79,527,530
Commitments and Contingencies
Class A common stock subject to possible redemption, 29,570,420 and 26,675,623 shares at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	295,704,200	266,756,230
Stockholders’ Equity
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 5,429,580 and 8,324,377 shares issued and outstanding (excluding 29,570,420 and 26,675,623 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	543	832
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 8,750,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020	875	875
Additional paid-in capital	15,319,795	44,267,467
Accumulated deficit	(10,321,205)	(39,269,179)
Total Stockholders’ Equity	5,000,008	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 350,260,786	351,283,764
As Restated
Current Assets
Cash		950,537
Prepaid expenses		113,562
Total Current Assets		1,064,099
Security deposit		329
Investment held in trust account		350,219,336
TOTAL ASSETS		351,283,764
Current liabilities
Accrued expenses		239,531
Income taxes payable		11,509
Total Current Liabilities		251,040
Derivative warrant liabilities		66,126,490
Deferred underwriting fee payable		13,150,000
Total Liabilities		79,527,530
Commitments and Contingencies
Class A common stock subject to possible redemption, 29,570,420 and 26,675,623 shares at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively		266,756,230
Stockholders’ Equity
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 5,429,580 and 8,324,377 shares issued and outstanding (excluding 29,570,420 and 26,675,623 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively		832
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 8,750,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020		875
Additional paid-in capital		44,267,476
Accumulated deficit		(39,269,179)
Total Stockholders’ Equity		5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 351,283,764